Consolidated Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Comprehensive Loss [Abstract]
Change in employees plan assets and benefit obligations, tax	$ 1,591	$ 174	$ 301